28. Leases (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	$ 396,017	$ 305,920
2018
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	0	124,503
2019
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	155,454	124,626
2020
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	138,048	52,194
2021
SummaryOfLeasingsLineItems [Line Items]
Total future minimum lease payments	$ 102,515	$ 4,597